Disclosure of objectives, policies and processes for managing capital (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Long-term debt	$ 352,769	$ 464,308	$ 45,780
Total equity	1,771,595	1,894,405	$ 1,214,304
Undrawn revolving credit facility	320,000	201,969
Total capital	$ 2,444,364	$ 2,560,682